ARYA Merger	12 Months Ended
Dec. 31, 2020
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ARYA Merger
3.	ARYA Merger
On March 17, 2020, Immatics entered into a definitive merger agreement with ARYA Sciences Acquisition Corp. (“ARYA”), a special purpose acquisition company sponsored by Perceptive Advisors. The transaction closed on July 1, 2020. The merger (“ARYA Merger”) was effectuated as follows:

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The shareholders of Immatics Biotechnologies GmbH exchanged their interest for ordinary shares in the share capital of Immatics B.V. (“the Reorganization”). The Reorganization is accounted for as a recapitalization, with Immatics Biotechnologies GmbH being the accounting predecessor. The Reorganization resulted in a €0.8 million decrease in share capital and an offsetting increase in share premium. Subsequent to the Reorganization, Immatics B.V. was converted into Immatics N.V., after the share exchange of Immatics shareholders.

As part of the Reorganization, the minority shareholder in Immatics US, Inc., MD Anderson Cancer Center (“MD Anderson”) exchanged its interest in Immatics US, Inc. for ordinary shares in the share capital of Immatics N.V. (“MD Anderson Share Exchange”). This resulted in a decrease to non-controlling
interest of €0.5 million, with corresponding increases to share capital and share premium. (See note 20).

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ARYA merged into Immatics N.V., with former ARYA shareholders receiving one ordinary share of Immatics N.V. for each issued and outstanding ordinary share of ARYA and one warrant to purchase ordinary shares in Immatics N.V., for each issued and outstanding warrant to acquire ordinary shares in ARYA. The merger of ARYA constituted transaction by Immatics N.V., which is accounted for within the scope of IFRS 2.

As part of the transaction, former shareholders of ARYA received 17,968,750 shares of Immatics N.V. and 7,187,500 warrants (“Immatics Warrants”) to purchase ordinary shares of Immatics N.V. In exchange, Immatics received the net assets held by ARYA, which had a fair value of €124.9 million upon closing of the transaction on July 1, 2020. The net assets included €128.8 million of cash and cash equivalents held in ARYA’s trust account and current liabilities of €3.9 million.
In accordance with IFRS 2, the difference between the fair value of the net assets contributed by ARYA and the fair value of equity instruments provided to former ARYA shareholders is treated as an expense, resulting in a €152.8 million Share listing expense classified within the Financial result (See Note 17) and an increase in equity. The 7,187,500 Immatics Warrants give the holder the right, but not the obligation, to subscribe to Immatics’ shares at a fixed or determinable price for a specified period of time subject to the provision of the Warrant Agreement. Those instruments were considered equity instruments according to IFRS 2 when they vested immediately on July 1, 2020. Management accounted for those instruments as equity instruments under IFRS 2 after the vesting date and has not applied the provisions of debt and equity classification under IAS 32.

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Immatics N.V. raised an additional net €90.1 million in net equity proceeds through a private placement of ordinary shares with existing shareholders of Immatics, ARYA and other new investors (“PIPE Financing”). The PIPE Financing is treated as a capital contribution, which resulted in increases of €0.1 million and €90.0 million to share capital and share premium, respectively.

Both the ARYA Merger and PIPE Financing closed as of July 1, 2020. Upon consummation of the transactions, Immatics N.V. became a publicly traded corporation at the Nasdaq Capital Market under the ticker IMTX. The Immatics Warrants are traded under the ticker IMTXW. Immatics incurred incremental transaction costs directly attributable to the issuance of new shares to ARYA shareholders and the PIPE Financing of €7.9 million, which it netted against the equity proceeds as a reduction in share premium. As part of the year-end
closing, we adjusted the transaction cost netted against the equity proceeds by €0.6 million. The adjustment was immaterial for our financial statements. The adjustment was due to a revised allocation of cost, both attributable to the issuance of new shares as well as listing of existing shares.
Immatics also amended existing share-based compensation agreements held by employees of Immatics GmbH prior to the ARYA Merger (See Note 18), in addition to making additional cash and share-based payments to key management personnel (See Note 26).